Zevenbergen Genea Fund
Schedule of Investments
September 30, 2025 (Unaudited)
COMMON STOCKS - 99.5%			Shares	Value
Consumer Discretionary - 40.5%
Amazon.com, Inc. (a)			16,300	$3,578,991
DraftKings Inc., Class A (a)			45,050	1,684,870
MakeMyTrip Limited - ADR (a)			8,050	753,480
MercadoLibre, Inc. (a)			2,350	5,491,809
Netflix, Inc. (a)			2,600	3,117,192
Rivian Automotive, Inc., Class A (a)			58,075	852,541
Spotify Technology S.A. - ADR (a)			4,220	2,945,560
Tesla, Inc. (a)			16,900	7,515,768
The Trade Desk, Inc., Class A (a)			49,910	2,446,089
Uber Technologies, Inc. (a)			34,250	3,355,473
				31,741,773

Industrials - 13.0%
Axon Enterprise, Inc. (a)			7,900	5,669,356
Bloom Energy Corp., Class A (a)			20,050	1,695,629
Rocket Lab Corporation. (a)			31,575	1,512,758
Symbotic, Inc. (a)			23,625	1,273,387
				10,151,130

Real Estate - 3.0%
Zillow Group, Inc., Class C (a)			30,850	2,376,992

Technology - 43.0%(a)
AppLovin Corp., Class A (a)			900	646,686
ARM Holdings Plc - ADR (a)			11,000	1,556,390
Credo Technology Group Holding Ltd. - ADR (a)			19,300	2,810,273
CrowdStrike Holdings, Inc., Class A (a)			4,550	2,231,229
Datadog, Inc., Class A (a)			18,850	2,684,240
Nebius Group N.V. - ADR (a)			10,350	1,161,995
NVIDIA Corporation			41,400	7,724,412
Pinterest, Inc., Class A (a)			50,400	1,621,368
Samsara Inc., Class A (a)			35,000	1,303,750
Shopify, Inc., Class A - ADR (a)			42,915	6,377,598
Snowflake Inc., Class A (a)			13,780	3,108,079
Toast, Inc., Class A (a)			65,950	2,407,834
				33,633,854
TOTAL COMMON STOCKS (Cost $24,878,368)				77,903,749

SHORT-TERM INVESTMENTS - 0.8%			Shares	Value
First American U.S. Treasury Money Market Fund - Class Z, 3.96% (b)			594,484	594,484
TOTAL SHORT-TERM INVESTMENTS (Cost $594,484)				594,484

TOTAL INVESTMENTS - 100.3% (Cost $25,472,852)				78,498,233
Liabilities in Excess of Other Assets - (0.3)%				(263,485)
TOTAL NET ASSETS - 100.0%	0.0%		0.0%	$78,234,748
two		–%
Percentages are stated as a percent of net assets.		–%

ADR – American Depositary Receipt
Plc – Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Zevenbergen Genea Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$77,903,749	$–	$–	$77,903,749
Short-Term Investments	594,484	–	–	594,484
Total Investments	$78,498,233	$–	$–	$78,498,233

Refer to the Schedule of Investments for further disaggregation of investment categories.